Geographical Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 2,877.1	$ 3,320.5
Non-current assets	9,460.3	12,143.8
Canada
Disclosure of geographical areas [line items]
Non-current assets	8,121.9	9,679.1
U.S.
Disclosure of geographical areas [line items]
Non-current assets	1,338.4	2,464.7
Oil and gas sales
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,336.0	3,887.5
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,606.0	3,000.0
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	730.0	887.5
Crude oil sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,425.3	2,743.6
Crude oil sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	667.9	811.7
NGL sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	116.8	202.1
NGL sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	34.2	41.2
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	63.9	54.3
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 27.9	$ 34.6